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June 20, 2001

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re:  The Empire Builder Tax Free Bond Fund (the "Fund")
     File Nos. 2-86931 and 811-3907
     Rule 497(j) Filing

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information do not differ from that contained in Post-Effective Amendment
No. 21, Amendment No. 22 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on June 15, 2001.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (614) 470-8656.


Sincerely,

/s/ MANDERLEY RUSH
-----------------------
Manderley Rush
Counsel
BISYS Fund Services


cc:  Mr. John Loder    Ropes & Gray
     Mr. John McGinty  Ropes & Gray